EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Plan assets (Details) - Plan assets - Defined benefit pension plan - Panama - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 2,765	$ 4,619
Interest income on plan assets	129	80
Benefits paid	(540)	(1,105)
Foreign currency translation effect	392	(829)
Fair value assets at December 31	$ 2,746	$ 2,765